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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21193

First American Minnesota Municipal Income Fund II, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   August 31

Date of reporting period:  February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

MINNESOTA MUNICIPAL
INCOME FUND II

MXN

February 28, 2006
SEMIANNUAL REPORT

MINNESOTA MUNICIPAL INCOME FUND II

Our Image – George Washington

His rich legacy as patriot and leader is widely recognized as embodying the sound judgment, reliability, and strategic vision that are central to our brand. Fashioned in a style reminiscent of an 18th century engraving, the illustration conveys the symbolic strength and vitality of Washington, which are attributes that we value at First American.

Table of Contents

Financial Statements	2

Notes to Financial Statements	5

Schedule of Investments	11

Notice to Shareholders	14

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Portfolio Allocation

As a percentage of total assets on February 28, 2006

Credit Quality Breakdown*

As a percentage of total assets on February 28, 2006

AAA	21%
AA	17%
A	27%
BBB	19%
BB	2%
Nonrated	13%
Other Assets	1%
100%

*Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Financial STATEMENTS

Statement of Assets and Liabilities February 28, 2006 (unaudited)

Assets:
Investments in securities at market value (cost: $33,450,175) (note 2)	$34,848,522
Cash	19
Receivable for accrued interest	478,808
Prepaid and other expenses	4,857
Total assets	35,332,206
Liabilities:
Payable for preferred share distributions (note 3)	2,071
Payable for investment advisory fees (note 5)	9,569
Payable for administrative fees (note 5)	9,375
Payable for professional fees	20,429
Payable for transfer agent fees	6,264
Payable for listing fees	3,898
Other accrued expenses	11,656
Total liabilities	63,262
Preferred shares, at liquidation value	13,000,000
Net assets applicable to outstanding common shares	$22,268,944
Net assets applicable to outstanding common shares consist of:
Common shares and additional paid-in capital	$20,798,974
Undistributed net investment income	71,630
Accumulated net realized loss on investments	(7)
Unrealized appreciation of investments	1,398,347
Net assets applicable to outstanding common shares	$22,268,944
Net Asset value and market price of common shares:
Net assets applicable to outstanding common shares	$22,268,944
Common shares outstanding (authorized 200 million shares of $0.01 par value)	1,472,506
Net asset value per share	$15.12
Market price per share	$14.25
Liquidation preference of preferred shares (note 3):
Net assets applicable to preferred shares	$13,000,000
Preferred shares outstanding (authorized one million shares)	520
Liquidation preference per share	$25,000

See accompanying Notes to Financial Statements.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Statement of Operations For the Six-Month Period Ended February 28, 2006 (unaudited)

Investment income:
Interest from unaffiliated securities	$858,955
Dividends from unaffiliated securities	5,739
Dividends from affiliated money market fund	82
Total investment income	864,776
Expenses (note 5):
Investment advisory fees	69,764
Administrative fees	34,890
Auction agent fees	16,497
Custodian fees	820
Professional fees	15,936
Transfer agent fees	13,436
Directors' fees	6,681
Other expenses	25,387
Total expenses	183,411
Less: Waiver of expenses	(8,710)
Less: Indirect payments from the custodian	(19)
Total net expenses	174,682
Net investment income	690,094
Net realized and unrealized gains (losses) on investments:
Net realized gain on investments (note 4)	8,432
Net change in unrealized appreciation or depreciation of investments	(365,820)
Net loss on investments	(357,388)
Distributions to preferred shareholders (note 2):
From net investment income	(167,130)
From net realized gain on investments	(12,522)
Total distributions	(179,652)
Net increase in net assets applicable to common shares resulting from operations	$153,054

See accompanying Notes to Financial Statements.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Financial STATEMENTS continued

Statement of Changes in Net Assets

	Six-Month Period Ended 2/28/06 (unaudited)	Seven-Month Fiscal Period Ended 8/31/05	Year Ended 1/31/05
Operations:
Net investment income	$690,094	$779,257	$1,380,334
Net realized gain on investments	8,432	55,880	63,626
Net change in unrealized appreciation or depreciation of investments	(365,820)	313,984	643,417
Distributions to preferred shareholders (note 2):
From net investment income	(167,130)	(142,053)	(127,210)
From net realized gain on investments	(12,522)	—	(5,698)
Net increase in net assets applicable to common shares resulting from operations	153,054	1,007,068	1,954,469
Distributions to common shareholders (note 2):
From net investment income	(530,102)	(667,353)	(1,170,642)
From net realized gain on investments	(51,797)	—	(57,928)
Total distributions	(581,899)	(667,353)	(1,228,570)
Total increase (decrease) in net assets applicable to common shares	(428,845)	329,715	725,899
Net assets applicable to common shares at beginning of period	22,697,789	22,368,074	21,642,175
Net assets applicable to common shares at end of period	$22,268,944	$22,697,789	$22,368,074
Undistributed net investment income	$71,630	$78,768	$118,917

See accompanying Notes to Financial Statements.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS (unaudited as to February 28, 2006)

(1) Organization	First American Minnesota Municipal Income Fund II, Inc. (the "fund") is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, closed-end management investment company. The fund invests primarily in Minnesota municipal securities that, at the time of purchase, are rated investment grade or are unrated and deemed to be of comparable quality by U.S. Bancorp Asset Management, Inc. ("USBAM"). The fund may invest up to 5% of its total assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by USBAM. The fund will not invest in municipal securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by USBAM. The fund's investments may include futures contracts, options on futures contracts, options, and interest rate swaps, caps, and floors. Although the fund is authorized to invest in the financial instruments mentioned in the preceding sentence, and may do so in the future, the fund did not make any such investments during the six-month period ended February 28, 2006. Fund shares are listed on the American Stock Exchange under the symbol MXN.

The fund concentrates its investments in Minnesota and therefore may have more credit risk related to the economic conditions of Minnesota than a portfolio with a broader geographical diversification.

On June 22, 2005, the fund's board of directors approved a change in the fund's fiscal year-end from January 31 to August 31, effective with the seven-month fiscal period ended August 31, 2005.

(2) Summary of Significant Accounting Policies	Security Valuations

Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of February 28, 2006, the fund had no fair-valued securities.

Security Transactions and Investment Income

For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS continued

Futures Transactions

In order to protect against changes in interest rates, the fund may buy and sell interest rate futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to 5% of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the period will be recognized as capital gains (losses) for federal income tax purposes.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. As of February 28, 2006, the fund had no outstanding when-issued or forward-commitment securities.

Taxes

Federal

The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization. The character of distributions made during the fiscal period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which amounts are distributed may differ from the fiscal period that the income or realized gains or losses were recorded by the fund.

2006 Semiannual Report

Minnesota Municipal Income Fund II

The tax character of common and preferred share distributions paid during the six-month period ended February 28, 2006, the seven-month fiscal period ended August 31, 2005, and year ended January 31, 2005, were as follows:

	2/28/06	8/31/05	1/31/05
Distributions paid from:
Ordinary income	$13,635	$2	$—
Tax-exempt income	683,597	817,518	1,298,715
Long-term capital gain	64,319	—	63,626
	$761,551	$817,520	$1,362,341

At August 31, 2005, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$9,641
Undistributed tax-exempt income	71,539
Undistributed long term gain.	55,880
Unrealized appreciation.	1,764,167
Accumulated earnings	$1,901,227

State

Minnesota taxable net income is generally based on federal taxable income. The portion of tax-exempt dividends paid by the fund that is derived from interest on Minnesota municipal bonds will be excluded from Minnesota taxable net income of individuals, estates, and trusts, provided that the portion of the tax-exempt dividends paid from these obligations represents 95% or more of the exempt-interest dividends paid by the fund. The remaining portion of these dividends, and dividends that are not exempt-interest dividends or capital gains distributions, will be included in the Minnesota taxable net income of individuals, estates, and trusts, except for dividends directly attributable to interest on obligations of the U.S. government, its territories and possessions.

Distributions to Shareholders

Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional common shares of the fund. Under the dividend reinvestment plan, common shares will be purchased in the open market.

Repurchase Agreements

For repurchase agreements entered into with certain broker-dealers, the fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the fund's custodian bank until maturity of the repurchase agreement. All agreements require that the daily market value of the collateral be in excess of the repurchase amount, including accrued interest, to protect the fund in the event of a default. As of February 28, 2006, the fund had no outstanding repurchase agreements.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS continued

Deferred Compensation Plan

Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Fund family may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the results of operations during the fiscal period. Actual results could differ from these estimates.

Reclassifications

Certain amounts in the January 31, 2005 financial statements have been reclassified to conform to the current presentation.

(3) Preferred Shares	As of February 28, 2006, the fund had 520 preferred shares outstanding with a liquidation preference of $25,000 per share. The dividend rate on the preferred shares is adjusted every seven days (on Fridays), at an auction conducted by Bank of New York (the "Auction Agent"). On February 28, 2006, the dividend rate was 2.10%.

(4) Investment Security Transactions	Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six-month period ended February 28, 2006, aggregated $2,321,255 and $1,310,000, respectively.

(5) Expenses	Investment Advisory Fees

Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment advisory fee in an amount equal to an annualized rate of 0.40% of the fund's average weekly net assets including preferred shares. USBAM has contractually agreed to limit its fee to an annualized rate of 0.35% of average weekly net assets including preferred shares through October 31, 2007. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the fund.

The fund may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the fund and the related money market funds, USBAM will reimburse the fund an amount equal to the investment advisory fee received from the related money market funds that is attributable to the assets of the fund. For financial statement purposes, this reimbursement is recorded as investment income.

Administrative Fees

USBAM serves as the fund's administrator pursuant to an administration agreement between USBAM and the fund. Under this agreement, USBAM receives a monthly administrative fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets including

2006 Semiannual Report

Minnesota Municipal Income Fund II

preferred shares. For its fee, USBAM provides numerous services to the fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various other services.

Auction Agent Fees

The fund has entered into an auction agency agreement with the Auction Agent. The auction agency agreement provides the Auction Agent with a monthly fee in an amount equal to an annual rate of 0.25% of the fund's average amount of preferred shares outstanding. For its fee, the Auction Agent will act as agent of the fund in conducting the auction of preferred shares at which the applicable dividend rate is determined for each seven-day dividend period.

Custodian Fees

U.S. Bank serves as the fund's custodian pursuant to a custodian agreement with the fund. The custodian fee charged to the fund is equal to an annual rate of 0.005% of average weekly net assets including preferred shares. These fees are computed weekly and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from the custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund's custodian expenses. For the six-month period ended February 28, 2006, custodian fees were reduced by $19 as a result of interest earned. There were no overdrafts during the period.

Other Fees and Expenses

In addition to the investment advisory, administrative, auction agent, and custodian fees, the fund is responsible for paying most other operating expenses including: legal, auditing and accounting services, postage and printing of shareholder reports, transfer agent fees and expenses, listing fees, outside directors' fees and expenses, insurance, interest, taxes, and other miscellaneous expenses. For the six-month period ended February 28, 2006, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the fund is a partner.

(6) Indemnifications	The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(7) Investment Advisor Name Change	Effective March 31, 2006, USBAM changed its name to FAF Advisors, Inc.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Notes to Financial STATEMENTS continued

(8) Financial Highlights	Per-share data for an outstanding common share throughout each period and selected information for each period are as follows:

	Six-Month Period Ended 2/28/06		Seven-Month Fiscal Period Ended		Year ended January 31,				Period from 10/31/02* to
	(unaudited)		8/31/05		2005		2004		1/31/03
Per-Share Data
Net asset value, common shares, beginning of period	$15.41		$15.19		$14.70		$14.56		$14.33
Operations:
Net investment income	0.46		0.53		0.94		0.82		0.14
Net realized and unrealized gains (losses) on investments	(0.24)		0.25		0.47		0.39		0.19
Distributions to preferred shareholders:
From net investment income	(0.11)		(0.10)		(0.09)		(0.07)		—
From net realized gain on investments	(0.01)		—		(0.00	) (f)	(0.00	) (f)	—
Total from operations	0.10		0.68		1.32		1.14		0.33
Distributions to common shareholders:
From net investment income	(0.36)		(0.46)		(0.79)		(0.80)		(0.07)
From net realized gain on investments	(0.03)		—		(0.04)		(0.03)		—
Total distributions to common shareholders.	(0.39)		(0.46)		(0.83)		(0.83)		(0.07)
Offering costs and underwriting discounts associated with the issuance of preferred shares and common shares.	$—		$—		$—		$(0.17)		$(0.03)
Net asset value, common shares, end of period.	$15.12		$15.41		$15.19		$14.70		$14.56
Market value, common shares, end of period	$14.25		$15.06		$14.39		$14.60		$14.80
Selected Information
Total return, common shares, net asset value (a)	0.79	% (g)	4.57	% (g)	9.36%		6.86%		2.07	% (g)
Total return, common shares, market value (b)	(2.63	)% (g)	8.00	% (g)	4.66%		4.36%		(0.90	)% (g)
Net assets applicable to common shares at end of period (in millions)	$22		$23		$22		$22		$21
Ratio of expenses to average weekly net assets applicable to common shares before fee waivers (c)	1.59	% (e)	1.67	% (e)	1.61%		1.99%		0.82	% (e)
Ratio of expenses to average weekly net assets applicable to common shares after fee waivers (c)	1.51	% (e)	1.59	% (e)	1.53%		1.91%		0.77	% (e)
Ratio of net investment income to average weekly net assets applicable to common shares before fee waivers (c)	6.29	% (e)	6.03	% (e)	6.31%		5.87%		3.95	% (e)
Ratio of net investment income to average weekly net assets applicable to common shares after fee waivers (c).	6.29	% (e)	6.10	% (e)	6.39%		5.95%		4.00	% (e)
Portfolio turnover rate	4%		7%		13%		22%		20%
Preferred shares outstanding, end of period (in millions)	$13		$13		$13		$13		$—
Asset coverage per preferred share (in thousands) (d)	$68		$69		$68		$67		$—
Liquidation preference and market value per preferred share (in thousands)	$25		$25		$25		$25		$—

*  Commencement of operations.

(a)  Assumes reinvestment of distributions at net asset value.

(b)  Assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

(c)  Ratios do not reflect the effect of dividend payments to preferred shareholders; income ratios reflect income earned on assets attributable to preferred shares, where applicable.

(d)  Represents net assets applicable to common shares plus preferred shares at liquidation value divided by preferred shares outstanding.

(e)  Annualized.

(f)  Less than $0.01 per share.

(g)  Total return has not been annualized.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (unaudited)

Minnesota Municipal Income Fund II  February 28, 2006

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)
Municipal Long-Term Securities—155.3%
Authority Revenue—4.5%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	$700,000	$705,880
St. Paul Port Authority Hotel Facility, Radisson City Center (Callable 8/1/08 @ 100), 4.35%, 8/1/17	300,000	313,488
		1,019,368
Economic Development Revenue—7.0%
Agriculture and Economic Development Board, Small Business Program A - Lot 1, (AMT) (Callable 8/1/10 @ 100), 5.55%, 8/1/16	400,000	409,960
Agriculture and Development Board, Fairview Health Care System, (Prerefunded 11/15/10 @ 101), 6.38%, 11/15/29 (b)	675,000	758,862
Agriculture and Development Board, Fairview Health Care System, (Callable 11/15/10 @ 100), 6.38%, 11/15/29	25,000	27,127
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 @ 100), 5.35%, 11/1/17	350,000	371,599
		1,567,548
Education Revenue—12.8%
Higher Education Facility, St. Catherine's College (Callable 10/1/12 @ 100), 5.38%, 10/1/32	1,000,000	1,050,550
Higher Education Facility, St. John's University (Prerefunded 10/1/11 @ 100), 5.25%, 10/1/26 (b)	350,000	377,899
Higher Education Facility, University of St. Thomas (Callable 4/1/16 @ 100), 5.00%, 4/1/23	350,000	371,346
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 @100), 5.50%, 10/1/24	1,000,000	1,042,540
		2,842,335
General Obligations—15.4%
Crow Wing County General Obligation (MBIA) (Callable 2/1/15 @ 100), 5.00%, 2/1/21	550,000	590,925
Lakeville Independent School District (FGIC) (Callable 2/1/13 @ 100), 5.00%, 2/1/22	800,000	847,800
Minneapolis Sports Arena Project (Callable 4/1/08 @ 100), 5.20%, 10/1/24	400,000	412,528
Robbinsdale Independent School District (FSA) (Callable 2/1/12 @ 100), 5.00%, 2/1/21	1,000,000	1,056,470
St. Michael Independent School District (FSA) (Callable 2/1/16 @ 100), 4.75%, 2/1/28	495,000	512,825
		3,420,548
Health Care Revenue—43.2%
Bemidji Health Care Facilities, North Country Health Services (RAAI) (Callable 9/1/12 @ 100), 5.00%, 9/1/31	1,000,000	1,033,630
Cuyuna Range Hospital District (Callable 6/1/06 @ 102), 6.00%, 6/1/29	350,000	358,036
Cuyuna Range Hospital District (Callable 6/1/13 @ 101), 5.50%, 6/1/35	400,000	405,176
Duluth Health Care Facility, Benedictine Health System - St. Mary's Hospital (Callable 2/15/14 @ 100), 5.25%, 2/15/33	1,000,000	1,031,480
Fergus Falls Health Care Facility, Broen Memorial Home Project (Callable until 4/17/06 @ 101), 7.00%, 11/1/19	350,000	352,391
Fergus Falls Health Care Facility, Lake Region Hospital (Callable until 4/17/06 @ 102), 6.50%, 12/1/25	500,000	510,865
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/13 @ 101), 5.00%, 4/1/20	700,000	719,012
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	400,000	466,964
Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 @ 101), 5.50%, 12/1/25	600,000	623,664
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project (Callable 12/1/13 @ 100), 5.88% 12/1/29	750,000	807,690
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 @ 100), 5.75%, 11/15/32	300,000	321,858
Monticello, Big Lake Community Hospital District (Callable 12/1/12 @ 100), 6.20%, 12/1/22	400,000	420,928
New Hope Housing and Health Care Facility, Masonic Home North Ridge (Callable 3/1/09 @ 102), 5.75%, 3/1/15	400,000	415,928
Shakopee Health Care Facility, St. Frances Regional Medical Center (Callable 9/1/14 @ 100), 5.10%, 9/1/25	500,000	516,300
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 @ 100), 5.25%, 7/1/30	250,000	259,383
5.50%, 7/1/25	250,000	266,495
St. Paul Housing and Redevelopment Authority Hospital Revenue, Healtheast Project (Callable 11/15/15 @ 100), 6.00%, 11/15/30	200,000	215,862
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 @ 100), 5.25%, 5/15/18	500,000	511,865
5.30%, 5/15/28	170,000	172,723
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 @ 102), 6.00%, 7/1/34	200,000	214,306
		9,624,556

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Schedule of INVESTMENTS (unaudited) continued

Minnesota Municipal Income Fund II

Description of Security	Principal Amount	Market Value (a)
Housing Revenue—23.7%
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 @ 102), 5.60%, 7/20/28	$500,000	$514,995
Hopkins Multifamily Housing, Hopkins Renaissance Project (Callable 4/1/07 @102), 6.25%, 4/1/15	500,000	517,200
Minneapolis Multifamily Housing, Seward Towers Project (GNMA) (Callable 5/20/13 @ 102), 5.00%, 5/20/36	1,190,000	1,236,731
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apartments (Callable 1/1/10 @ 100), 6.75%, 1/1/31	320,000	330,746
St. Paul Multifamily Housing, Selby Grotto Housing Project, (AMT) (GNMA) (Callable 9/20/13 @ 100), 5.50%, 9/20/44	655,000	672,403
Washington County Housing and Redevelopment Authority, Woodland Park Apartments (Callable 10/1/12 @100), 4.70%, 10/1/26	2,000,000	2,013,440
		5,285,515
Leasing Revenue—23.6%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center (Callable 2/1/14 @ 100), 5.13%, 2/1/24	500,000	522,995
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA) (Callable 2/1/13 @ 100), 5.00%, 2/1/23	1,000,000	1,054,980
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A (Callable 2/1/13 @ 100), 5.00%, 2/1/19	525,000	549,029
Ramsey County Public Improvement (Callable 1/1/12 @100), 4.75%, 1/1/24	1,000,000	1,022,460
St. Paul Port Authority Healtheast Midway Campus (Callable 5/1/15 @ 100), 5.75, 5/1/25	600,000	613,242
St. Paul Port Authority Office Building Facility, Robert Street (Callable 12/1/12 @ 100), 5.25%, 12/1/27	1,000,000	1,069,660
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection (Callable 2/1/13 @ 100), 5.13%, 2/1/24	400,000	415,924
		5,248,290
Recreation Authority Revenue—3.2%
Moorhead Golf Course (Callable 12/1/08 @ 100), 5.88%, 12/1/21	400,000	408,360
St. Paul Port Authority Hotel Facility (Callable 8/1/08 @ 103), 7.38%, 8/1/29	300,000	301,320
		709,680
Tax Revenue—1.6%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 2/1/14 @ 100), 5.65%, 2/1/27	150,000	151,922
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 3/1/12 @ 102), 5.75%, 2/1/27	200,000	203,938
		355,860
Transport Revenue—9.4%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Callable 1/1/11 @ 100), 5.25%, 1/1/32	1,000,000	1,056,280
Puerto Rico Commonwealth Highway Transportation Authority (Callable 7/1/13 @ 100), 5.00%, 7/1/35	1,000,000	1,025,880
		2,082,160
Utility Revenue—10.9%
Chaska Electric (Callable 10/1/10 @ 100), 6.10%, 10/1/30 10,000 10,916 (Callable 10/1/15 @ 100), 5.00%, 10/1/30 500,000 516,920 (Prerefunded 10/1/10 @ 100), 6.10%, 10/1/30 (b)	990,000	1,096,326
Minnesota State Municipal Power Agency Electric (Callable 10/1/15 @ 100), 5.00%, 10/1/35	500,000	516,920
Princeton Public Utility System (Callable 4/1/12 @ 100), 4.55%, 4/1/18	105,000	105,930
4.55%, 4/1/19	170,000	171,416
		2,418,428
Total Municipal Long-Term Securities (cost: $33,175,941)		$34,574,288

See accompanying Notes to Schedule of Investments.

2006 Semiannual Report

Minnesota Municipal Income Fund II

Minnesota Municipal Income Fund II

Description of Security	Shares	Market Value (a)
Short-Term Investment—1.2%
Federated Minnesota Municipal Cash Trust (cost: $274,234)	274,234	$274,234
Total Investment in Securities (c)—156.5% (cost: $33,450,175)		$34,848,522

Notes to Schedules of Investments:

(a)  Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

(b)  Prerefunded issues are backed by U.S. Government obligations. Bonds mature at the date and price indicated.

(c)  On February 28, 2006, the cost of investments in securities for federal income tax purchases was $33,450,175. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

Gross unrealized appreciation	$1,400,005
Gross unrealized depreciation	(1,658)
Net unrealized appreciation	$1,398,347

Portfolio abbreviations and definitions:

  AMT—Alternative Minimum Tax. As of February 28, 2006, the aggregate market value of securities subject to the Alternative Minimum Tax is $1,082,363, which represents 4.9% of net assets applicable to common shares.

  FGIC—Financial Guaranty Insurance Corporation

  FSA—Financial Security Assurance

  GNMA—Government National Mortgage Association

  MBIA—Municipal Bond Insurance Association

  RAAI—Radian Asset Assurance Inc.

2006 Semiannual Report

Minnesota Municipal Income Fund II

NOTICE TO SHAREHOLDERS (unaudited)

Investment Policy Change

Since its inception, the fund has had an investment policy requiring that at least 65% of its total assets be invested in municipal obligations that are rated A or better by Standard & Poor's Ratings Services or Moody's Investors Service, comparably rated by another nationally recognized statistical rating organization or, if the obligation is unrated, determined to be of comparable quality by the fund's investment advisor. The fund's Board of Directors has approved the discontinuation of this investment restriction, effective immediately. The fund continues to be subject to the requirement that it invest in investment grade securities or securities of equivalent quality, except that it may invest up to 5% of its assets in municipal securities that, at the time of purchase, are rated lower than investment grade or are unrated and deemed to be of comparable quality by the fund's investment advisor. In addition, the fund may not invest in securities that, at the time of purchase, are rated lower than B or are unrated and deemed to be of comparable quality by the fund's investment advisor.

How to Obtain a Copy of the Fund's Proxy Voting Policies and Proxy Voting Record

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

Form N-Q Holdings Information

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund's Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the fund's Forms N-Q at the Commission's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

2006 Semiannual Report

Minnesota Municipal Income Fund II

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Board of DIRECTORS

VIRGINIA STRINGER

Chairperson of Minnesota Municipal Income Fund II
Owner and President of Strategic Management Resources, Inc.

BENJAMIN FIELD III

Director of Minnesota Municipal Income Fund II
Retired; former Senior Vice President, Chief Financial Officer, and
Treasurer of Bemis Company, Inc.

ROGER GIBSON

Director of Minnesota Municipal Income Fund II
Retired; former Vice President of Cargo-United Airlines

VICTORIA HERGET

Director of Minnesota Municipal Income Fund II

Investment Consultant; former Managing Director of Zurich Scudder Investments

LEONARD KEDROWSKI

Director of Minnesota Municipal Income Fund II

Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER

Director of Minnesota Municipal Income Fund II

Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS

Director of Minnesota Municipal Income Fund II

Owner and President of Strauss Management Company

JAMES WADE

Director of Minnesota Municipal Income Fund II

Owner and President of Jim Wade Homes

Minnesota Municipal Income Fund II’s Board of Directors is comprised entirely of independent directors.

MINNESOTA MUNICIPAL INCOME FUND II

2006 Semiannual Report

FAF Advisors, Inc., is a wholly owned subsidiary of
U.S. Bank National Association, which is a
wholly owned subsidiary of U.S. Bancorp.

This document is printed on paper
containing 10% postconsumer waste.

4/2006  0068-06  MXN-SAR

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable to semi-annual report.

Item 6 – Schedule of Investments

This schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual report.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable until first annual report for a fiscal year ending on or after December 31, 2005.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Neither the registrant nor any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act, purchased any shares or other units of any class of the registrant’s equity securities that is registered pursuant to Section 12 of the Exchange Act.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11 – Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)(1) Not applicable.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3) Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: May 8, 2006

By:	/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: May 8, 2006